Investments (Details) - Schedule of Equity Method Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Feb. 28, 2019
Alvarium RE Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		100.00%		100.00%	100.00%
Alvarium Investment Management Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of shares held		75.00%		75.00%	75.00%
Alvarium Investment Management Limited [Member] | Ordinary Shares [Member] | Other Affiliates [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		25.00%		25.00%	25.00%
Alvarium PO (Payments) Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		100.00%		100.00%	100.00%
LJ GP Carry Sarl [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Luxembourg
Percentage of shares held		100.00%		100.00%	100.00%
Alvarium Investment Advisors (UK) Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		100.00%		100.00%	100.00%
Alvarium Investments Advisors (USA) Inc. [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		USA
Percentage of shares held		100.00%		100.00%	100.00%
Alvarium RE (US) LLC. [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		USA
Percentage of shares held		100.00%		100.00%	0.00%
Alvarium Investments Advisors (Suisse) SA [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Switzerland
Percentage of shares held		100.00%		100.00%	100.00%
Alvarium Investments Advisors (Hong Kong) Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Hong Kong
Percentage of shares held		100.00%		100.00%	100.00%
Alvarium Investments Advisors (Portugal) Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Portugal
Percentage of shares held		100.00%		100.00%	0.00%
LJ GP International Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		100.00%		100.00%	100.00%
LJ Trust and Fiduciary Holdings Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		100.00%		100.00%	100.00%
LJ Group Holdings Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		100.00%		100.00%	100.00%
LJ Management (Suisse) SA [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Switzerland
Percentage of shares held		100.00%		100.00%	100.00%
LJ Management (IOM) Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		100.00%		100.00%	100.00%
LJ Capital (IOM) Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		100.00%		100.00%	100.00%
LJ Luxembourg SA [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Luxembourg
Percentage of shares held		100.00%		100.00%	100.00%
Alvarium Investment Managers UK LLP [Member] | LLP Interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		98.00%		98.00%	98.00%
Alvarium PO Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		100.00%		100.00%	100.00%
Alvarium Private Client Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		100.00%		100.00%	100.00%
Alvarium Pradera Holdings Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		100.00%		100.00%	100.00%
LJ Capital (IOM) Hadley Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		100.00%		100.00%	100.00%
Alvarium Investment Management (US) Holdings Corp [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		USA
Percentage of shares held		100.00%		100.00%	100.00%
LJ Sports and Entertainment LLC [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		USA
Percentage of shares held		100.00%		100.00%	100.00%
Alvarium Investment Managers LLC [Member] | Partnership interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		USA
Percentage of shares held		100.00%		100.00%	100.00%
Alvarium Fund Managers (UK) Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		100.00%		100.00%	0.00%
LJ Capital (HPGL) Limited [Member] | Ordinary A and B [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		100.00%		100.00%	100.00%
Alvarium CI (US) LLC [Member] | Partnership interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		USA
Percentage of shares held		100.00%	100.00%	100.00%	0.00%
Alvarium MB (US) BD LLC [Member] | Partnership interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		USA
Percentage of shares held		100.00%		100.00%	100.00%
Alvarium CI Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		100.00%		100.00%	100.00%
Alvarium CI Advisors (UK) Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		100.00%		100.00%	100.00%
Alvarium Home REIT Advisors Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		100.00%		100.00%	0.00%
Alvarium Compass GP Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		100.00%		100.00%	100.00%
Alvarium Group Operations Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		100.00%		100.00%	100.00%
Alvarium Investment Advisors (Singapore) Pte. Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Singapore
Percentage of shares held		100.00%		100.00%	0.00%
Alvarium MB Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		100.00%		100.00%	100.00%
Alvarium MB (UK) Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		100.00%		100.00%	100.00%
Alvarium Securities Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		100.00%		100.00%	100.00%
Alvarium Investments Advisors (France) SAS [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		France
Percentage of shares held		100.00%		100.00%	0.00%
LJ Pankow I Feeder GP Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		100.00%		100.00%	100.00%
LJ Pankow II Feeder GP Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		100.00%		100.00%	100.00%
Puffin Agencies Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Gibraltar
Percentage of shares held		100.00%		100.00%	100.00%
Clambake Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		British Virgin Islands
Percentage of shares held		100.00%		100.00%	100.00%
Clambake Inc. [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Marshall Islands
Percentage of shares held		100.00%		100.00%	100.00%
Dubois Services Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		British Virgin Islands
Percentage of shares held		100.00%		100.00%	100.00%
Cellar Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		British Virgin Islands
Percentage of shares held		100.00%		100.00%	100.00%
LJ Management (BVI) Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		British Virgin Islands
Percentage of shares held		100.00%		100.00%
LJ Skye Services Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		British Virgin Islands
Percentage of shares held		100.00%		100.00%	100.00%
Cellar Inc. [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Turks and Caicos
Percentage of shares held		100.00%		100.00%	100.00%
LJ Capital Partners Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		British Virgin Islands
Percentage of shares held		100.00%		100.00%	100.00%
Triptych Holdings (Gibraltar) Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Gibraltar
Percentage of shares held		100.00%		100.00%	100.00%
LJ Skye Trustees Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		100.00%		100.00%	100.00%
Alvarium Management (IOM) Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		100.00%		100.00%	0.00%
Waterstreet One Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		100.00%		100.00%	100.00%
Waterstreet Two Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		100.00%		100.00%	100.00%
Park Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		100.00%		100.00%	100.00%
Lake Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		100.00%		100.00%	100.00%
Harbour Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		100.00%		100.00%	100.00%
Stone Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		100.00%		100.00%	100.00%
Whitebridge Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		100.00%		100.00%	100.00%
LJ QG Bow Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		100.00%		100.00%
CF I Feeder GP Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Cayman Islands
Percentage of shares held		100.00%		100.00%	100.00%
KF I Feeder GP Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Cayman Islands
Percentage of shares held		100.00%		100.00%	100.00%
LJ Ardstone Spain S.L. [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Spain
Percentage of shares held		70.00%		70.00%	70.00%
LJ Cresco Holdco Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		100.00%		100.00%	100.00%
LJ Directors (UK) Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		100.00%		100.00%	100.00%
LJ Management Nominees (UK) Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		100.00%		100.00%	100.00%
LJ UK Cities Carry LP Inc. [Member] | Partnership interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		65.00%		65.00%	65.00%
LJ Cresco GP Holdings Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		100.00%		100.00%	100.00%
LJ Capital (IOM) T4 Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		100.00%		100.00%	100.00%
Loire Services Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		100.00%		100.00%	100.00%
Southwood Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		100.00%		100.00%	100.00%
Mooragh (BVI) Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		British Virgin Islands
Percentage of shares held		100.00%		100.00%	100.00%
Whitebridge (BVI) Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		British Virgin Islands
Percentage of shares held		100.00%		100.00%	100.00%
LJ Station 2 GP Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of man
Percentage of shares held		100.00%		100.00%	0.00%
LJ Fusion Feeder GP Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		100.00%		100.00%	0.00%
Alvarium Goodmayes Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		100.00%		100.00%	0.00%
Alvarium Streatham Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		100.00%		100.00%	0.00%
VO Feeder GP [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Cayman Islands
Percentage of shares held		100.00%		100.00%	0.00%
VO Feeder GP [Member] | Partnership interest [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of shares held					0.00%
LXI REIT Advisors Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		100.00%		59.00%
Alvarium Social Housing Advisors Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		100.00%		76.40%	0.00%
Alvarium Penge Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		100.00%		0.00%	0.00%
LJ Administration (UK) Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		0.00%		0.00%	100.00%
Alvarium MB (US) LLC [Member] | Partnership interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		USA
Percentage of shares held		0.00%		0.00%	100.00%
LJ Skye 2 (PTC) Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		British Virgin Islands
Percentage of shares held		0.00%		0.00%	100.00%
Ecne Holdings Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Turks and Caicos
Percentage of shares held		0.00%		0.00%	100.00%
LJ Advisors Singapore Pte. Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Singapore
Percentage of shares held		0.00%		0.00%	100.00%
Iskander SAS [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		France
Percentage of shares held		0.00%		0.00%	100.00%
LJ Maple Circus Limited [Member] | Common Class A [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		British Virgin Islands
Percentage of shares held		100.00%		100.00%	100.00%
LJ Maple Hamlet Limited [Member] | Common Class A [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		British Virgin Islands
Percentage of shares held		100.00%		100.00%	100.00%
LJ Maple Hill Limited [Member] | Common Class A [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		British Virgin Islands
Percentage of shares held		100.00%		100.00%	100.00%
LJ Maple St. Johns Wood Limited [Member] | Common Class A [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		British Virgin Islands
Percentage of shares held		100.00%		100.00%	100.00%
LJ Maple Kew Limited [Member] | Common Class A [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		British Virgin Islands
Percentage of shares held		100.00%		100.00%	100.00%
LJ Maple Kensington Limited [Member] | Common Class A [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		British Virgin Islands
Percentage of shares held		100.00%		100.00%	100.00%
LJ Maple Chelsea Limited [Member] | Common Class A [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		British Virgin Islands
Percentage of shares held		100.00%		100.00%	100.00%
LJ Maple Tofty Limited [Member] | Common Class A [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		British Virgin Islands
Percentage of shares held		100.00%		100.00%	100.00%
LJ Maple Duke Limited [Member] | Common Class A [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		British Virgin Islands
Percentage of shares held		100.00%		100.00%	100.00%
LJ Maple Abbey Limited [Member] | Common Class A [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		British Virgin Islands
Percentage of shares held		100.00%		100.00%	100.00%
LJ Maple Nine Elms Limited [Member] | Common Class A [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		British Virgin Islands
Percentage of shares held		100.00%		100.00%	100.00%
LJ Green Lanes Holdings Limited [Member] | Common Class A [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		100.00%		100.00%	100.00%
LJ T4 GP Limited [Member] | Common Class A [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		British Virgin Islands
Percentage of shares held		100.00%		100.00%	100.00%
PMD Finance Sarl [Member] | Common Class A [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Luxembourg
Percentage of shares held		1.57%		1.57%	60.00%
Queensgate Investments LLP [Member] | LLP Interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		30.00%		30.00%	50.00%
Queensgate Investments II GP LLP [Member] | LLP Interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		30.00%		30.00%	30.00%
Queensgate Investment Management Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		30.00%		30.00%	30.00%
Queensgate Hospitality Management Limited [Member] | Common Class A [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		100.00%		100.00%	100.00%
Queensgate Hospitality Management Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		30.00%		30.00%	30.00%
Cellar Holdings Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Ireland
Percentage of shares held		50.00%		50.00%	50.00%
Queensgate Mayfair Carry LP [Member] | Partnership interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		50.00%		50.00%	50.00%
Queensgate Carry Partner SCS [Member] | Partnership interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Luxembourg
Percentage of shares held		29.10%		29.10%	29.10%
Queensgate Investments I Sarl [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Luxembourg
Percentage of shares held		37.50%		37.50%	37.50%
Queensgate Mayfair Carry GP Ltd [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		50.00%		50.00%	50.00%
Queensgate Mayfair Co-Invest GP Ltd [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		33.33%		33.33%	33.33%
Queensgate Investments II Carry GP LLP [Member] | Partnership interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		16.67%		16.67%	33.33%
Queensgate Fusion GP LLP [Member] | Partnership interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		16.67%		16.67%	0.00%
Queensgate Carry Partner GP Coop SA [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Luxembourg
Percentage of shares held		50.00%		50.00%	50.00%
Queensgate Investments II Carry LP [Member] | Partnership interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		24.00%		24.00%	24.00%
Queensgate Bow Co-Invest Carry LP [Member] | Partnership interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		25.50%		25.50%	25.50%
Queensgate Bow Co-Invest Carry GP LLP [Member] | LLP Interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		33.33%		33.33%	33.33%
Queensgate Bow GP LLP [Member] | LLP Interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		16.67%		16.67%	16.67%
Gem Carry GP LLP [Member] | Partnership interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		50.00%		50.00%	0.00%
Gem Carry LP [Member] | Partnership interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		25.00%		25.00%	0.00%
Queensgate Investments II AIV GP LLP [Member] | LLP Interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		16.67%		16.67%	0.00%
Queensgate Investments II AIV GP LLP [Member] | Partnership interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		0.00%		0.00%	16.67%
Queensgate Fusion Co-Invest Carry LP [Member] | Partnership interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		25.50%		25.50%	25.50%
Queensgate Fusion Co-Invest Carry GP LLP [Member] | Partnership interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		25.00%		25.00%	25.00%
Alvarium Capital Partners Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		30.00%		30.00%	35.00%
Alvarium Investment Managers (Suisse) SA [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Switzerland
Percentage of shares held		30.00%		30.00%	30.00%
NZ Propco Holdings Limited [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of shares held						23.00%
NZ Propco Holdings Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		New Zealand
Percentage of shares held		23.00%		23.00%	0.00%
Urban Spaces Carry LP [Member] | Partnership interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Guernsey
Percentage of shares held		25.00%		25.00%	0.00%
Cresco Pankow 1 SCA [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Luxembourg
Percentage of shares held		30.00%		30.00%	0.00%
Cresco Terra 1 New SCA [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Luxembourg
Percentage of shares held		30.00%		30.00%	0.00%
Cresco Station 1 SCA [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Luxembourg
Percentage of shares held		30.00%		30.00%	0.00%
Pradera European Retails Parks Carry LP [Member] | Partnership interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		30.00%		30.00%	0.00%
Templeton C&M Holdco Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		New Zealand
Percentage of shares held		23.00%		23.00%	0.00%
Albacore SA [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Switzerland
Percentage of shares held		0.00%		0.00%	30.00%
Osprey Equity Partners Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		50.00%		50.00%	50.00%
CRE S.à r.l [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Luxembourg
Percentage of shares held		33.33%		33.33%	33.33%
Cresco Urban Yurt Sarl [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Luxembourg
Percentage of shares held		33.33%		33.33%	33.33%
Cresco Urban Yurt S.L.P. [Member] | Partnership interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Luxembourg
Percentage of shares held		33.33%		33.33%	33.33%
Cresco Capital Advisors LLP [Member] | LLP Interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		33.33%		33.33%	33.33%
Cresco Capital Group Fund I GP Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Guernsey
Percentage of shares held		33.33%		33.33%	33.33%
Cresco Immobilien Verwaltungs Gmbh [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of shares held		33.33%		33.33%	33.33%
Cresco Immobilien Verwaltungs Gmbh [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Germany
Percentage of shares held		33.33%		33.33%	33.33%
Cresco Terra Holdings Sarl [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Luxembourg
Percentage of shares held		30.00%		30.00%	30.00%
Osprey Aldgate Advisors Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		50.00%		50.00%	50.00%
Kuno Investments Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		British Virgin Islands
Percentage of shares held		49.90%		49.90%	49.90%
Alvarium Investment (NZ) Limited [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of shares held		46.00%		50.00%
Alvarium Investment (NZ) Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		New Zealand
Percentage of shares held		46.00%		46.00%	50.00%
Cresco Capital Urban Yurt Holdings 2 Sarl [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Luxembourg
Percentage of shares held		33.33%		33.33%	33.33%
Alvarium Investments (AUS) Pty Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Australia
Percentage of shares held		50.00%		50.00%	100.00%
HPGL Holdings Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Hong Kong
Percentage of shares held		50.00%		50.00%	50.00%
Hadley Property Group Holdings Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		35.00%		35.00%	35.00%
Alvarium Kalrock LLP [Member] | Membership Interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		40.00%		40.00%	40.00%
Bluestar Advisors Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		40.00%		40.00%	0.00%
Alvarium Bluestar Diamond Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		40.00%		40.00%	0.00%
Alvarium Media Finance, LLC [Member] | Membership Interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United States
Percentage of shares held		50.00%		50.00%	0.00%
Alvarium Osesam SAS [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		France
Percentage of shares held		50.00%		50.00%	0.00%
Pointwise Partners Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		50.00%		50.00%	0.00%
Alvarium Core Partners LLP [Member] | Membership Interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		40.00%		40.00%	40.00%
Casteel Capital LLP [Member] | Membership Interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		50.00%		50.00%	50.00%
Alvarium Guardian LLP [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		50.00%		0.00%	0.00%
Alvarium Education Reit Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United Kingdom
Percentage of shares held	100.00%
Alvarium Willow GP [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	Isle of Man
Percentage of shares held	100.00%
Alvarium RE Public Markets Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United Kingdom
Percentage of shares held	100.00%
Amalfi Investment Partners Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United Kingdom
Percentage of shares held	100.00%
Alvarium 64 Advisory LLP [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United Kingdom
Alvarium 64 Advisory LLP [Member] | Partnership interest [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of shares held	50.00%
LJ Capital (Woody) Limited [Member] | Common Class A [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		80.00%		80.00%	80.00%
LJ Capital (Woody) Limited [Member] | Common Class B [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		United Kingdom
Percentage of shares held		16.00%		16.00%	16.00%
LJ Capital (RL) Limited [Member] | Common Class A [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		British Virgin Islands
Percentage of shares held		100.00%		100.00%	100.00%
LJ London Holdings Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Isle of Man
Percentage of shares held		100.00%		100.00%	100.00%
LJ Maple Limited [Member] | Common Class A [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Guernsey
Percentage of shares held		100.00%		100.00%	100.00%
LJ Greenwich Sarl [Member] | Common Class A [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Luxembourg
Percentage of shares held		0.19%		0.19%	0.19%
LJ Greenwich Sarl [Member] | Common Class B [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Luxembourg
Percentage of shares held		100.00%		100.00%	100.00%
LJ Maple Belgravia Limited [Member] | Common Class A [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		British Virgin Islands
Percentage of shares held		100.00%		100.00%	100.00%
Cresco Terra 2 S.C.A [Member] | Partnership interest [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Luxembourg
Percentage of shares held		0.00%		0.00%	30.00%
LJ Management (Mauritius) Limited [Member] | Ordinary Shares [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation		Mauritius
Percentage of shares held		0.00%		0.00%	50.00%